CAPITAL (Details)	12 Months Ended
	Dec. 31, 2018	Aug. 01, 2019	Jan. 01, 2019
CAPITAL (Details) [Line Items]
Pillar 2A capital requirement			5.20%
Capital to Risk Weighted Assets		2.00%
Phase In Of Net Impact Or IFRS 9 On Capital Reserve	95.00%		85.00%
Minimum Time Until Maturity Of Tier 2 Capital	5 years
Tier 1 [member]
CAPITAL (Details) [Line Items]
Required Ratio Of Capital To Risk-Weighted Assets	8.00%
Required Ratio Of Capital Conservation Buffer To Risk-Weighted Assets	1.875%		2.50%
Required Ratio Of Time-Varying Countercyclical Capital Buffer To Risk-Weighted Assets	0.90%
Common Equity Tier 1 [member]
CAPITAL (Details) [Line Items]
Required Ratio Of Capital To Risk-Weighted Assets	4.50%
CET1 capital
CAPITAL (Details) [Line Items]
Pillar 2A capital requirement			2.90%